Revenues	3 Months Ended
Mar. 31, 2019
Revenues
Revenues

10. Revenues

	Three months ended March 31,
	SYSTEMS		SERVICES
	2019	2018	2019	2018
	(€ in thousands)
Primary geographical markets
EMEA	928	712	1,822	2,420
Asia Pacific	613	551	218	216
Americas	874	112	1,110	1,041
	2,415	1,375	3,150	3,677

Timing of revenue recognition
Products transferred at a point in time	2,193	1,267	3,150	3,677
Products and services transferred over time	222	108	--	--
Revenue from contracts with customers	2,415	1,375	3,150	3,677

	Three months ended March 31,
	2019	2018
	(€ in thousands)
EMEA	2,750	3,132
Germany	1,351	1,517
France	373	589
Great Britain	450	274
Others	576	752
Asia Pacific	831	767
India	243	318
Others	588	449
Americas	1,984	1,153
United States	1,948	1,139
Others	36	14
Total	5,565	5,052